Short-term Investments and Fair Value Measurement	12 Months Ended
Jun. 30, 2020
Short-term Investments [Abstract]
Short-term investments and fair value measurement

Note 4 – Short-term investments and fair value measurement

Short-term investments consist of the following:

	June 30, 2020	June 30, 2019
Marketable securities (1)	$-	$172,966
Investments at cost (2)	166,114	169,608
Investments accounted using equity method (3)	349,615	363,652
Total investments	$515,729	$706,226

Fair value disclosure:

	June 30, 2019	June 30, 2019 Fair Value Level 1	Level 2	Level 3
Marketable securities	172,966	172,966	-	-

There is no transfer between the levels for the periods presented.

(1)	As of June 30, 2019, the Company invested a total of $172,966 in U.S. publicly listed companies. For the year ended June 30, 2020, the Company subsequently sold these investments for a total of $178,237 resulting in a gain of $5,271.

(2)	As of June 30, 2020, the Company invested a total of $163,288 in two entities which invest in U.S. public companies and are still at the funding stage. The Company also invested $2,826 in another two private equity fund products where cost approximates fair value as of June 30, 2020.

(3)	As of June 30, 2020, the Company invested in a private equity fund in the amount of $349,615. The Company accounted for the private equity funds using the equity method since the Company is the general partner and owns approximately 8.3% of the fund after the fund completed the second funding stage and was established on May 25, 2018, thus the Company has significant influence. The underlying assets of the fund were invested in the medical and life sciences industry. Investment loss for the year ended June 30, 2020 amounted to approximately $3,500.